Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue		€ 248,921	€ 838,617	€ 914,816
Other revenue		2,899	2,841	1,131
Advertising spend		149,974	616,705	732,458
ROAS contribution		98,947	221,912	182,358
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	10,133	9,159	5,435
Other selling and marketing, including related party		28,281	47,450	73,175
Technology and content, including related party	[1],[2],[3]	64,258	69,924	66,904
General and administrative, including related party	[1],[2],[3]	40,935	55,543	54,326
Amortization of intangible assets	[3]	373	1,685	1,684
Operating income/(loss)		(252,651)	38,151	(19,166)
Other income/(expense)
Interest expense		(270)	(33)	(1,839)
Other, net		(212)	(428)	539
Total other income/(expense), net		(482)	(461)	(1,300)
Income/(loss) before income taxes		(253,133)	37,690	(20,466)
Expense/(benefit) for income taxes		(8,494)	20,982	1,086
Income/(loss) before equity method investment		(244,639)	16,708	(21,552)
Income from equity method investment		(739)	453	63
Net income/(loss)		(245,378)	17,161	(21,489)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		102,899	347,094	378,919
Other revenue		0	0	0
Advertising spend		60,784	230,291	265,004
ROAS contribution		42,115	116,803	113,915
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		89,341	305,061	315,966
Other revenue		0	0	0
Advertising spend		56,979	233,949	261,620
ROAS contribution		32,362	71,112	54,346
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		46,125	171,469	204,937
Other revenue		0	0	0
Advertising spend		32,211	152,465	205,834
ROAS contribution		13,914	19,004	(897)
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		10,556	14,993	14,994
Other revenue		2,899	2,841	1,131
Advertising spend		0	0	0
ROAS contribution		10,556	14,993	14,994
Referral revenue
Segment Reporting Information [Line Items]
Revenue		238,365	823,624	899,822
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		102,899	347,094	378,919
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		89,341	305,061	315,966
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		46,125	171,469	204,937
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue		7,657	12,152	13,863
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		€ 7,657	€ 12,152	€ 13,863

[1]	Includes related party expense as follows:

	Year ended December 31,
	2018	2019	2020

Cost of revenue	59	€44	(32)
Selling and marketing	42	263	133
Technology and content	700	465	97
General and administrative	9	43	31

[2]	Includes share-based compensation as follows:

	Year ended December 31,
	2018	2019	2020
Cost of revenue	184	269	243
Selling and marketing	3,273	2,359	1,169
Technology and content	5,260	5,978	3,808
General and administrative	11,985	11,285	9,859

[3]	Includes depreciation and amortization as follows:

	Year ended December 31,
	2018	2019	2020
Amortization of internal use software costs included in selling and marketing	—	360	188
Amortization of acquired technology included in amortization of intangible assets	278	143	84
Amortization of internal use software and website development costs included in technology and content	2,214	3,239	3,926
Amortization of internal use software costs included in general and administrative	785	656	491